Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 10 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued labilities as of December 31, 2025 and 2024 are summarized as follows:

	December 31,	December 31,
	2025	2024
Trade payable	€12,213,712	€2,024,811
Factoring	128,233	-
VAT payable	132,746	56,368
Payroll taxes payable	43,824	56,899
Customer deposits	121,015	772,740
Others	8,000	-
	€12,647,530	€2,910,818